FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of fair value, assets measured on recurring basis

		Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable inputs
Description	Fair value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
	(In thousands)
As of December 31, 2024
Short-term investments
—Wealth management products	4,640,283	—	4,640,283	—
—Listed equity securities	1,863	1,863	—	—
Long-term investments
—Unlisted equity securities	151,714	—	—	151,714
—Wealth management products	100,778	—	100,778	—

As of December 31, 2025
Short-term investments
—Wealth management products	9,095,836	—	9,095,836	—
Long-term investments
—Unlisted equity securities	138,873	—	—	138,873
—Wealth management products	50,027	—	50,027	—